VIA EDGAR  TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Miller/Howard High Income Equity Fund – Form N-2
File Nos.: 333-220004 and 811-22553

Dear Sir or Madam:

 Please accept for filing Post-Effective Amendment No. 5/Amendment No. 17 (the “Amendment”) to the Registrant’s Registration Statement on Form N-2 under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940.  The Registrant proposes that the Amendment go effective on February 28, 2019.

The Amendment is being filed in order to update certain financial information and make certain other non-material changes with respect to the Registrant.

If you have any questions or comments regarding this filing, please contact Thomas Majewski at (212)-848-7182.

Very truly yours, /s/ Thomas A. Bausch Thomas A. Bausch U.S. Bank Global Fund Services